Accounts receivable, net (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Credit Loss [Abstract]
Accounts receivable	$ 194,138	$ 264,749	$ 329,891
Less: Allowance for doubtful accounts	0	0	0
Total accounts receivable, net	$ 194,138	$ 264,749	$ 329,891